CURRENT AND DEFERRED INCOME TAXES - Disclosure of temporary difference, unused tax losses and unused tax credits (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Total temporary differences and losses for which no deferred tax asset is recognized	$ 229,285	$ 161,055
Exploration and evaluation assets [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Total temporary differences and losses for which no deferred tax asset is recognized	53,636	38,434
Property plant and equipment [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Total temporary differences and losses for which no deferred tax asset is recognized	1,615	0
Non-capital losses [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Total temporary differences and losses for which no deferred tax asset is recognized	141,528	90,815
Share-issuance costs [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Total temporary differences and losses for which no deferred tax asset is recognized	3,259	2,802
Reclamation and remediation liability [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Total temporary differences and losses for which no deferred tax asset is recognized	25,069	25,492
Finance leases [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Total temporary differences and losses for which no deferred tax asset is recognized	937	1,194
Unrealized foreign exchange losses [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Total temporary differences and losses for which no deferred tax asset is recognized	671	1,697
Charitable contributions [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Total temporary differences and losses for which no deferred tax asset is recognized	78	56
Accrued expenses [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Total temporary differences and losses for which no deferred tax asset is recognized	76	8
Convertible debt facility - derivative component [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Total temporary differences and losses for which no deferred tax asset is recognized	$ 2,416	$ 557